Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
United States	$ 275	$ 125	$ 350
Current Income Tax Expense Total	7,795	23,859	7,498
Deferred:
Deferred Income Tax Expense (Benefit)	15,297	(64,655)	(2,609)
Total	23,092	(40,796)	4,889
All Other Foreign
Current:
Foreign	7,520	23,734	7,148
Deferred:
Foreign	$ 15,297	$ (64,655)	$ (2,609)